                         TAX-FREE CASH RESERVE PORTFOLIO

                (SERIES PORTFOLIO OF TAX-FREE INVESTMENTS TRUST)

                         Supplement dated March 31, 2006
         to the Statement of Additional Information dated July 29, 2005 as supplemented August 31, 2005, October 5, 2005 and December 23, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                                OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                           TRUSTEESHIP(S)
 POSITION(S) HELD WITH     OFFICER                                                               HELD BY
        THE TRUST           SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   -----------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and                 N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance Officer,
                                     A I M Advisors, Inc. and the AIM Family of Funds;
                                     Vice President and Chief Compliance Officer, A I M
                                     Capital Management, Inc. and A I M Distributors,
                                     Inc.; Vice President, AIM Investment Services, Inc.
                                     and Fund Management Company; and Senior Vice
                                     President and Compliance Director, Delaware
                                     Investments Family of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                    N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director, Senior
                                     Vice President, Secretary and General Counsel, A I M
                                     Management Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Senior Vice
                                     President, A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and Secretary
                                     of the AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group                 N/A
Chief Compliance                     Inc.; Senior Vice President and Chief Compliance
Officer                              Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief Compliance
                                     Officer and Deputy General Counsel, AIG-SunAmerica
                                     Asset Management, and Chief Compliance Officer, Chief
                                     Operating Officer and Deputy General Counsel,
                                     American General Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and
and Secretary                        A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Vice
                                     President, A I M Capital Management, Inc., AIM
                                     Investment Services, Inc., and

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
                                     Fund Management Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President, Chief
                                     Legal Officer and Secretary of the AIM Family of
                                     Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter Value
                                     Investors (an investment adviser); Chief Operating
                                     Officer, General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services (an
                                     administrator); General Counsel and Secretary, Old
                                     Mutual Shareholder Services (a shareholder servicing
                                     center); Executive Vice President, General Counsel
                                     and Secretary, Old Mutual Capital, Inc. (an
                                     investment adviser); and Vice President and
                                     Secretary, Old Mutual Advisors Funds (an investment
                                     company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."